Intangible assets - Schedule of Sensitivity analysis of the impairment test of intangible assets without a finite useful life (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of intangible assets with indefinite useful life [line items]
Period of goodwill impairment tests and other assets	5 years
Goodwill
Disclosure of intangible assets with indefinite useful life [line items]
Pre-tax discount rate	11.50%	9.50%
Growth rate in perpetuity	3.00%	3.00%
Goodwill | Carrying amount
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 901,417	R$ 901,417
Goodwill | Carrying amount - CGU
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	9,505,637	8,499,312
Goodwill | Value in use
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 19,622,243	R$ 35,355,308
Slots
Disclosure of intangible assets with indefinite useful life [line items]
Pre-tax discount rate	12.50%	10.50%
Growth rate in perpetuity	3.00%	3.00%
Slots | Carrying amount
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 126,547	R$ 126,547
Slots | Carrying amount - CGU
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	0	0
Slots | Value in use
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	R$ 2,611,480	R$ 2,419,843